Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss) for the year	$ 1,016,974	$ 308,536
Adjustment to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of gold and silver bullion	(96,055)	(29,166)
Net change in unrealized (gains) losses on gold and silver bullion	(943,687)	(300,065)
Net changes in operating assets and liabilities
(Increase) decrease in prepaid assets	(97)
Increase (decrease) in due to broker		(406)
Increase (decrease) in accounts payable	619	1,011
Net cash provided by (used in) operating activities	(22,246)	(20,090)
Cash flows from investing activities
Sales of gold and silver bullion	25,548	25,031
Net cash provided by (used in) investing activities	25,548	25,031
Cash flows from financing activities
Payments on redemption of Units (note 7)	(5,791)	(1,441)
Net cash provided by (used in) financing activities	(5,791)	(1,441)
Net increase (decrease) in cash during the year	(2,489)	3,500
Cash at beginning of the year	6,904	3,404
Cash at end of the year	$ 4,415	$ 6,904